Trade accounts payable and other	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade accounts payable and other

7.       Trade accounts payable and other

Trade accounts payable and other in the consolidated statement of financial position as at December 31, 2025 and 2024, amounted to $1,967 and $3,589, respectively. Trade accounts payable are non-interest bearing.